Accrued Compensation (Schedule of Accrued Compensation) (Details) (USD $)	Mar. 31, 2014		Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012
Accrued Compensation [Abstract]
Accrued wages	$ 394,351		$ 278,393	$ 278,393	$ 17,046
Accrued vacation expense	87,138		75,557	75,557	70,846
Total accrued compensation	$ 481,489	[1]	$ 353,950	$ 353,950	$ 87,892

[1]	(Unaudited)